Prepaids and Deposits (Tables)	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of prepaid expenses

	December 31, 2025	June 30, 2025
	$	$
Prepaid insurance	349,509	94,960
Prepaid professional fees	157,269	434,419
Prepaid rent	133,868	133,868
Advances made to suppliers and deposits	8,105	25,880
Total	648,751	689,127